Share Capital - Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price Options Outstanding and Options Exercisable on Exercise Prices (Detail)	6 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	1,254,951	1,254,951
Weighted average remaining contractual life of outstanding share options	4 years 1 month 9 days
Options Outstanding, Options Exercisable	760,983	760,983
Canadian Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	868,164	868,164	860,379	875,433
Weighted average remaining contractual life of outstanding share options	3 years 9 months
Options Outstanding, Options Exercisable	511,196	511,196
Canadian Dollar [Member] | $0.66 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 0.66
Options Outstanding, Number Outstanding	25,765	25,765
Weighted average remaining contractual life of outstanding share options	6 years 6 months 29 days
Options Outstanding, Options Exercisable	25,765	25,765
Canadian Dollar [Member] | $3.28 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 3.28
Options Outstanding, Number Outstanding	31,498	31,498
Weighted average remaining contractual life of outstanding share options	5 years 2 months 1 day
Options Outstanding, Options Exercisable	31,498	31,498
Canadian Dollar [Member] | $4.50 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 4.50
Options Outstanding, Number Outstanding	18,936	18,936
Weighted average remaining contractual life of outstanding share options	2 years 9 months 11 days
Options Outstanding, Options Exercisable	18,936	18,936
Canadian Dollar [Member] | $4.54 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 4.54
Options Outstanding, Number Outstanding	735,998	735,998
Weighted average remaining contractual life of outstanding share options	3 years 9 months 7 days
Options Outstanding, Options Exercisable	379,030	379,030
Canadian Dollar [Member] | $4.80 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 4.80
Options Outstanding, Number Outstanding	3,040	3,040
Weighted average remaining contractual life of outstanding share options	2 months 16 days
Options Outstanding, Options Exercisable	3,040	3,040
Canadian Dollar [Member] | $9.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 9.00
Options Outstanding, Number Outstanding	11,481	11,481
Weighted average remaining contractual life of outstanding share options	5 years 7 days
Options Outstanding, Options Exercisable	11,481	11,481
Canadian Dollar [Member] | $9.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 9.60
Options Outstanding, Number Outstanding	1,105	1,105
Weighted average remaining contractual life of outstanding share options	3 months 8 days
Options Outstanding, Options Exercisable	1,105	1,105
Canadian Dollar [Member] | $11.70 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 11.70
Options Outstanding, Number Outstanding	6,667	6,667
Weighted average remaining contractual life of outstanding share options	5 months 9 days
Options Outstanding, Options Exercisable	6,667	6,667
Canadian Dollar [Member] | $12.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 12.00
Options Outstanding, Number Outstanding	1,948	1,948
Weighted average remaining contractual life of outstanding share options	5 months 5 days
Options Outstanding, Options Exercisable	1,948	1,948
Canadian Dollar [Member] | $30.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 30.00
Options Outstanding, Number Outstanding	28,260	28,260
Weighted average remaining contractual life of outstanding share options	1 year 1 month 24 days
Options Outstanding, Options Exercisable	28,260	28,260
Canadian Dollar [Member] | $30.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 30.60
Options Outstanding, Number Outstanding	2,096	2,096
Weighted average remaining contractual life of outstanding share options	5 months 23 days
Options Outstanding, Options Exercisable	2,096	2,096
Canadian Dollar [Member] | $32.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 32.40
Options Outstanding, Number Outstanding	810	810
Weighted average remaining contractual life of outstanding share options	6 months 29 days
Options Outstanding, Options Exercisable	810	810
Canadian Dollar [Member] | $45.30 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 45.30
Options Outstanding, Number Outstanding	560	560
Weighted average remaining contractual life of outstanding share options	1 month 13 days
Options Outstanding, Options Exercisable	560	560
US Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	386,787	386,787	854,042	50,349
Weighted average remaining contractual life of outstanding share options	5 years 1 month 20 days
Options Outstanding, Options Exercisable	249,787	249,787
US Dollar [Member] | $1.55 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 1.55
Options Outstanding, Number Outstanding	50,349	50,349
Weighted average remaining contractual life of outstanding share options	1 year 5 months 20 days
Options Outstanding, Options Exercisable	50,349	50,349
US Dollar [Member] | $2.20 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 2.20
Options Outstanding, Number Outstanding	2,165	2,165
Weighted average remaining contractual life of outstanding share options	2 years 18 days
Options Outstanding, Options Exercisable	2,165	2,165
US Dollar [Member] | $3.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 3.40
Options Outstanding, Number Outstanding	294,273	294,273
Weighted average remaining contractual life of outstanding share options	5 years 10 months 14 days
Options Outstanding, Options Exercisable	197,273	197,273
US Dollar [Member] | $3.72 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 3.72
Options Outstanding, Number Outstanding	40,000	40,000
Weighted average remaining contractual life of outstanding share options	2 years 2 months 8 days
Options Outstanding, Options Exercisable